Schedule of Contractual Maturities of Operating Lease Liabilities (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Leases
2027	¥ 7,259
2028	455
2029	155
2030	26
Total lease payments	7,895
Less amounts representing interest	(73)
Present value of lease payments	7,822
Less: current portion	(7,192)	¥ (402)
Non-current lease liabilities	¥ 630	¥ 479